Property, plant and equipment, net	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
	2018	2017
	US$’000	US$’000

Office premises*	1,866	1,866
Leasehold improvements	156	157
Furniture, fixtures and office equipment	591	612
Motor vehicles	173	191
Testing equipment	37	37
	2,823	2,863

Less: Accumulated depreciation	(2,069)	(2,129)
	754	734

	2018	2017	2016
	US$’000	US$’000	US$’000

Depreciation charge	60	61	55

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2018 is approximately US$100,000 (2017: US$104,000).

ZHEJIANG TIANLAN
Property, plant and equipment
	2018	2017
	RMB’000	RMB’000

Building and leasehold improvements	56,665	56,665
Furniture, fixtures and office equipment	11,090	10,911
Motor vehicles	4,390	4,410
Plant and machineries	111,928	115,349
Total	184,073	187,335
Less: Accumulated depreciation	(57,795)	(46,856)
Less: Accumulated impairment losses	(33,500)	-
Total	(91,295)	(46,856)
Net	92,778	140,479

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Depreciation charge	11,755	12,647	14,144

At December 31, 2018, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB90,248,000 (2017: RMB99,406,000).